Commitments and Contingencies - Commitments to Fund Newbuilding and Other Construction Contract Costs (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2015
Unrecorded Unconditional Purchase Obligation [Line Items]
Total $		$ 61,003
2020		23,330
2021		22,382
2022		$ 15,291
Ownership percentage (in percentage)		100.00%
Bahrain LNG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Ownership percentage (in percentage)		30.00%	30.00%
Consolidated Entities
Unrecorded Unconditional Purchase Obligation [Line Items]
Total $		$ 49,652
2020		11,979
2021		22,382
2022		15,291
Long-term purchase commitment, amount	$ 60,600
Equity Method Investments
Unrecorded Unconditional Purchase Obligation [Line Items]
Total $		11,351
2020		11,351
2021		0
2022		0
LNG Receiving and Regasification Terminal | Bahrain LNG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Borrowings provided under revolving credit facilities		34,000
Undrawn amount of revolving credit facilities		$ 10,000